ACQUISITIONS AND DIVESTITURES	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
ACQUISITIONS AND DIVESTITURES
ACQUISITIONS AND DIVESTITURES
On June 1, 2015, we completed the sale of our wholly owned subsidiary, Concentra Inc., or Concentra, to MJ Acquisition Corporation, a joint venture between Select Medical Holdings Corporation and Welsh, Carson, Anderson & Stowe XII, L.P., a private equity fund, for approximately $1,055 million in cash, excluding approximately $22 million of transaction costs. In connection with the sale, we recognized a pre-tax gain, net of transaction costs, of $270 million which is reported as gain on sale of business in the accompanying consolidated statements of income for the year ended December 31, 2015. The accompanying consolidated statements of income include revenues related to Concentra of $411 million in 2015 and $998 million in 2014.
During 2016, 2015 and 2014, we acquired health and wellness related businesses which, individually or in the aggregate, have not had a material impact on our results of operations, financial condition, or cash flows. The results of operations and financial condition of these businesses have been included in our condensed consolidated statements of income and condensed consolidated balance sheets from the respective acquisition dates. Acquisition-related costs recognized in each of 2016, 2015, and 2014 were not material to our results of operations. The pro forma financial information assuming the acquisitions had occurred as of the beginning of the calendar year prior to the year of acquisition, as well as the revenues and earnings generated during the year of acquisition, were not material for disclosure purposes.